PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 240
Property, plant and equipment, revalued assets, at cost	72,000	$ 59,000
Property, plant and equipment, pledged as security	$ 66,200	$ 80,200
Brazil | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Weighted-average remaining duration, property, plant, and equipment	31 years	32 years